UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


================================================================================







                                      AIG
                                MONEY MARKET FUND




                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2005


                                [AIG LOGO OMITTED]




                                   ADVISED BY
                           AIG GLOBAL INVESTMENT CORP.





================================================================================

                              AIG MONEY MARKET FUND

The AIG Money Market Fund (the "Fund") is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of U.S. dollar denominated short-term high quality securities. The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Fund to maintain a stable share price of US$1.00.

There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant share price of US$1.00 on a continuous basis. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is offered by prospectus through its distributor or sub-distributor.


                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Statement of Net Assets .....................................................  2

Statement of Operations .....................................................  4

Statement of Changes in Net Assets ..........................................  5

Financial Highlights ........................................................  6

Notes to Financial Statements ...............................................  7

Disclosure of Fund Expenses ................................................. 11

Approval of Investment Advisory Agreement ................................... 12

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND
----------------------------------------------------------
SECTOR WEIGHTINGS*

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

59.7%  BANKS
21.0%  REPURCHASE AGREEMENTS
 8.4%  SECURITIES BROKERAGE/DEALER
 6.2%  FINANCIAL SERVICES
 4.7%  COMMUNICATIONS

* PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

----------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
----------------------------------------------------------
CERTIFICATES OF DEPOSIT (40.1%)
----------------------------------------------------------
BANKS (40.1%)
----------------------------------------------------------
             BNP Paribas
    $50,000    2.900%, 05/24/05               $   50,000
             Depfa Bank PLC
     45,000    3.065%, 07/13/05                   45,000
             Deutsche Bank AG
     45,000    2.805%, 05/03/05                   45,000
             HBOS Treasury Services PLC
     45,000    3.335%, 10/18/05                   45,005
             Lloyds TSB Bank PLC
     50,000    3.010%, 06/29/05                   50,001
             Natexis Banques Populaires
     45,000    3.310%, 10/25/05                   45,002
             Royal Bank of Scotland PLC
     50,000    2.760%, 05/03/05                   50,000
             Societe Generale
     50,000    2.780%, 05/03/05                   50,000
             Westlab AG
     50,000    2.690%, 05/03/05                   50,000
----------------------------------------------------------
          TOTAL CERTIFICATES OF DEPOSIT
            (Cost $430,008)                      430,008
----------------------------------------------------------
COMMERCIAL PAPER (35.5%)
----------------------------------------------------------
BANKS (16.2%)
----------------------------------------------------------
             Danske Corporation
     30,000    2.970%, 10/28/05                   29,554


----------------------------------------------------------
   FACE
  AMOUNT                                          VALUE
   (000)                                          (000)
----------------------------------------------------------
             State Street Corporation
    $45,000    2.940%, 05/02/05               $   44,996
             UBS Finance Delaware LLC
     50,000    2.860%, 05/03/05                   49,992
             Westpac Capital Corporation
     50,000    3.150%, 08/22/05                   49,506
----------------------------------------------------------
                                                 174,048
----------------------------------------------------------
COMMUNICATIONS (4.7%)
----------------------------------------------------------
             Verizon Net Funding
     50,000    2.770%, 05/04/05                   49,988
----------------------------------------------------------
                                                  49,988
----------------------------------------------------------
FINANCIAL SERVICES (6.2%)
----------------------------------------------------------
             BMW US Capital LLC
     48,300    2.920%, 05/02/05                   48,296
             General Electric Capital Corporation
     17,985    2.800%, 05/02/05                   17,984
----------------------------------------------------------
                                                  66,280
----------------------------------------------------------
SECURITIES BROKERAGE/DEALERS (8.4%)
----------------------------------------------------------
             Merrill Lynch & Co.
     50,000    2.930%, 05/02/05                   49,996
             Morgan Stanley
     40,000    2.830%, 05/09/05                   39,975
----------------------------------------------------------
                                                  89,971
----------------------------------------------------------
          TOTAL COMMERCIAL PAPER
            (Cost $380,287)                      380,287
----------------------------------------------------------
TIME DEPOSIT (3.3%)
----------------------------------------------------------
             National Australia Bank
     34,800    2.980%, 05/02/05                   34,800
----------------------------------------------------------
          TOTAL TIME DEPOSITS
            (Cost $34,800)                        34,800
----------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND
----------------------------------------------------------
   FACE
  AMOUNT                                          VALUE
   (000)                                          (000)
----------------------------------------------------------
REPURCHASE AGREEMENTS (21.0%)
----------------------------------------------------------
$75,000   Barclays Bank PLC
          2.930%, dated 04/29/05,
          to be repurchased on 05/02/05,
          repurchase price $75,018,312
          (collateralized by a U.S.
          Government Obligation, par
          value $71,310,000, 5.250%,
          06/18/14; with total market
          value $76,505,231)                  $   75,000

 75,000   Morgan Stanley
          2.950%, dated 04/29/05, to be
          repurchased on 05/02/05, repurchase
          price $75,018,437, ranging in
          par value $530,000-$25,475,000,
          4.875%-7.140%, 06/15/05-04/01/36;
          with total market value
          $78,580,898)                            75,000
 75,000   UBS Securities
          2.920%, dated 04/29/05, to be
          repurchased on 05/02/05, repurchase
          price $75,018,250 (collateralized by
          U.S. Government obligations,
          ranging in par value $4,205,000-
          $32,476,000, 2.750%-5.625%,
          03/15/08-07/17/13; with total
          market value $76,502,014)               75,000
----------------------------------------------------------
          TOTAL REPURCHASE AGREEMENTS
            (Cost $225,000)                      225,000
----------------------------------------------------------

----------------------------------------------------------
          TOTAL INVESTMENTS (99.9%)
            (Cost $1,070,095)                 $1,070,095
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
----------------------------------------------------------
Payable for Advisory Fees                           (141)
Payable for Administrative Fees                      (50)
Payable for Distribution Fees                        (18)
Payable for Trustees' Fees                            (2)
Income Distributions Payable                          (1)
Other Assets and Liabilities, Net                  1,312
----------------------------------------------------------
          TOTAL OTHER ASSETS & LIABILITIES         1,100
----------------------------------------------------------
          NET ASSETS (100.0%)                 $1,071,195
----------------------------------------------------------


----------------------------------------------------------

                                                  VALUE
                                                  (000)
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio Shares (unlimited
   authorization -- no par value)             $1,071,195
----------------------------------------------------------
NET ASSETS                                    $1,071,195
----------------------------------------------------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class A
   ($975,436,970 / 975,472,345 shares)             $1.00
----------------------------------------------------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class B
   ($95,757,917 / 95,738,018 shares)               $1.00
----------------------------------------------------------
LLC -- Limited Liability Company.
PLC -- Public Limited Company

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


AIG MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest Income                                                     $14,699
                                                                       -------
   Total Investment Income                                              14,699
                                                                       -------

EXPENSES:
   Investment Advisory Fees                                              1,509
   Administration Fees                                                     316
   Distribution Fees (1)                                                   174
   Trustees' Fees                                                            3
   Transfer Agent Fees                                                      39
   Custodian Fees                                                           31
   Professional Fees                                                        12
   Printing Fees                                                             7
   Registration and Filing Fees                                              6
   Other Fees                                                                7
                                                                       -------
   Total Expenses                                                        2,104
                                                                       -------
   Less: Investment Advisory Fees Waived                                  (621)
   Administrative Fees Waived                                              (34)
   Distribution Fees Waived                                                (75)
                                                                       -------
   Net Expenses                                                          1,374
                                                                       -------
   Net Investment Income                                                13,325
                                                                       -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $13,325
                                                                       =======

(1) Distribution fees are incurred by Class B shares only.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)                                                        AIG MONEY MARKET FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2004
---------------------------------------------------------------------------------------------------------------------

                                                                                  11/1/04 TO             11/1/03 TO
AIG MONEY MARKET FUND                                                               4/30/05               10/31/04
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                         $      13,325          $      12,952
                                                                                 -------------          -------------
     Increase in Net Assets Resulting from Operations                                   13,325                 12,952
                                                                                 -------------          -------------

DIVIDENDS:
   Net Investment Income
     Class A                                                                           (12,327)               (11,826)
     Class B                                                                              (998)                (1,146)
                                                                                 -------------          -------------
   Total Dividends                                                                     (13,325)               (12,972)
                                                                                 -------------          -------------

CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
     Issued                                                                         58,686,113            176,403,159
     In Lieu of Cash Distributions                                                      12,294                 11,790
     Redeemed                                                                      (58,552,753)          (176,499,529)
                                                                                 -------------          -------------
       Net Class A Share Transactions                                                  145,654                (84,580)
                                                                                 -------------          -------------
   Class B
     Issued                                                                             20,547                 43,142
     In Lieu of Cash Distributions                                                         997                  1,141
     Redeemed                                                                          (26,338)               (92,176)
                                                                                 -------------          -------------
       Net Class B Share Transactions                                                   (4,794)               (47,893)
                                                                                 -------------          -------------
Net Increase (Decrease) in Net Assets from Capital Share Transaction                   140,860               (132,473)
                                                                                 -------------          -------------
Total Increase (Decrease) in Net Assets                                                140,860               (132,493)

NET ASSETS:
   Beginning of Period                                                                 930,335              1,062,828
                                                                                 -------------          -------------
   End of Period                                                                 $   1,071,195          $     930,335
                                                                                 =============          =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                                                           AIG MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31,



                          NET                                                                   NET                        NET
                         ASSET                                  DIVIDENDS                      ASSET                     ASSETS
                         VALUE         NET         TOTAL        FROM NET                       VALUE                       END
                       BEGINNING   INVESTMENT      FROM        INVESTMENT        TOTAL          END          TOTAL      OF PERIOD
                       OF PERIOD     INCOME     OPERATIONS       INCOME        DIVIDENDS     OF PERIOD      RETURN+       (000)
                       --------     ---------   -----------    ----------      ---------     ---------     ---------    ---------
---------------------
AIG MONEY MARKET FUND
---------------------

   CLASS A
     2005**              $1.00        $0.01*       $0.01*        $(0.01)        $(0.01)        $1.00         1.10%     $  975,437
     2004                 1.00         0.01*        0.01*         (0.01)         (0.01)         1.00         1.15         829,783
     2003                 1.00         0.01         0.01          (0.01)         (0.01)         1.00         1.07         914,380
     2002                 1.00         0.02         0.02          (0.02)         (0.02)         1.00         1.71         800,913
     2001                 1.00         0.05         0.05          (0.05)         (0.05)         1.00         4.70       1,367,925
     2000                 1.00         0.06         0.06          (0.06)         (0.06)         1.00         6.11         441,711
   CLASS B
     2005**              $1.00        $0.01*       $0.01*        $(0.01)        $(0.01)        $1.00         1.00%     $   95,758
     2004                 1.00         0.01*        0.01*         (0.01)         (0.01)         1.00         0.95         100,552
     2003                 1.00         0.01         0.01          (0.01)         (0.01)         1.00         0.77         148,448
     2002                 1.00         0.01         0.01          (0.01)         (0.01)         1.00         1.36         146,076
     2001                 1.00         0.04         0.04          (0.04)         (0.04)         1.00         4.34         153,852
     2000                 1.00         0.06         0.06          (0.06)         (0.06)         1.00         5.74          89,397


                                       RATIO         RATIO
                                      OF NET      OF EXPENSES
                        RATIO       INVESTMENT    TO AVERAGE
                     OF EXPENSES      INCOME      NET ASSETS
                      TO AVERAGE    TO AVERAGE    (EXCLUDING
                      NET ASSETS    NET ASSETS     WAIVERS)
                     -----------    ----------     ---------
---------------------
AIG MONEY MARKET FUND
---------------------

   CLASS A
     2005**               0.21%         2.21%         0.33%
     2004                 0.08          1.13          0.33
     2003                 0.17          1.07          0.33
     2002                 0.22          1.72          0.32
     2001                 0.22          4.38          0.32
     2000                 0.25          5.92          0.35
   CLASS B
     2005**               0.41%         2.00%         0.68%
     2004                 0.28          0.93          0.68
     2003                 0.47          0.77          0.68
     2002                 0.57          1.35          0.67
     2001                 0.57          4.18          0.67
     2000                 0.60          5.53          0.70

+ Returns are for the period indicated and have not been annualized. Total return would have been lower had certain fees not been waived by the Adviser, Sub-Distributor and Administrator during the periods indicated.

*  Per share calculations based on the Average Shares method.

** For the six month period ended April 30, 2005. All ratios for the period have been annualized.

Note (unaudited): The 7-day current and effective annualized yields, as of April 30, 2005, are: Class A shares 2.69% and 2.73%, respectively and Class B shares 2.49% and 2.52%, respectively. Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445. The performance in the above table does not reflect the deduction of taxes on Fund distributions that the shareholder may be required to pay based on his/her tax bracket.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


1.   ORGANIZATION:

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 funds. The financial statements herein are those of one such fund, the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

     The AIG Money Market Fund is a money market fund, offered by prospectus through its distributor or sub-distributor. The prospectus should be read carefully prior to making an investment.

     The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Past performance does not guarantee future results and the yield will fluctuate.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

          USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

          SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

          REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AIG MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


          EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  ADMINISTRATION,  SHAREHOLDER  SERVICING,  DISTRIBUTION  AND TRANSFER  AGENCY
AGREEMENTS:

     The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.06% of the Fund's average daily net assets up to $500 million; 0.05% of the Fund's average daily net assets from $500 million up to and including $1 billion; and 0.04% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

     The Fund and the Administrator entered into an agreement dated May 19, 2000, whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $70,000 annually to the extent aggregate annual average net assets of Class A and Class B Shares remain greater than $450 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. In accordance with this agreement, the Administrator waived $34,616 of Administration fees for the six months ended April 30, 2005.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

     AIG Equity Sales Corp.,  an indirect  wholly owned  subsidiary  of American
International Group, Inc., serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Class B shares pursuant to the 1940 Act, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of 0.35% of the Fund's average daily net assets of the Class B shares. Such fees are then paid to the Sub-Distributor for services provided. The Sub-Distributor has voluntarily agreed to waive 0.15%. The waiver is voluntary and may be terminated at any time.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AIG MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

     The Trust and AIG Global Investment Corp. (the "Advisor"), an indirect, wholly owned subsidiary of American International Group, Inc., are parties to an Investment Advisory Agreement (the "Advisory Agreement"). AIG Capital Management Corp. served as the Advisor to the Fund prior to December 31, 2003, at which time AIG Capital Management Corp. merged with and into AIG Global Investment Corp. Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the Fund's average daily net assets of Class A and not more than 0.75% of the Fund's average daily net assets of Class B. As of April 30, 2005, the Advisor waived 0.10% of its annual fee to 0.15%. Fee waivers are voluntary and may be terminated at any time.

     Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6.   FEDERAL TAX INFORMATION:

     It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

     The tax character of dividends and distributions paid during the years ended October 31, 2004 and October 31, 2003 were as follows:


                                               ORDINARY
                                                INCOME
                                YEAR             (000)
                                ----             -----
                                2004            $12,972
                                2003             12,083

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                  AIG MONEY MARKET FUND
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


     As of October 31, 2004, the components of Distributable Earnings were as follows (000):

             Undistributed Ordinary Income               $ 1,372
             Other Temporary Differences                  (1,372)
                                                         -------
             Total Distributable Earnings                $     0
                                                         =======
     For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2004, there were no capital loss carryforwards.

7.   CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2005, is as follows:

                         S & P                   MOODY'S
                     ---------------          --------------
                     A1 +      82.9%          P1      100.0%
                     A1        17.1           NR         --
                              ------                  ------
                              100.0%                  100.0%
                              ======                  ======

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

--------------------------------------------------------------------------------
                           BEGINNING       ENDING                       EXPENSE
                           ACCOUNT         ACCOUNT      ANNUALIZED       PAID
                             VALUE          VALUE         EXPENSE       DURING
                           11/01/04       04/30/05        RATIOS        PERIOD*
--------------------------------------------------------------------------------
AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                   $1,000.00      $1,011.00        0.21%         $1.05
Class B                    1,000.00       1,010.00        0.41           2.04

HYPOTHETICAL 5% RETURN
Class A                    1,000.00       1,023.75        0.21           1.05
Class B                    1,000.00       1,022.76        0.41           2.06
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

--------------------------------------------------------------------------------


BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT: The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor. The Trustees use this information, as well as other information that the Advisor and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on November 16, 2004, the Board requested and received written materials from the Advisor regarding: (a) the nature, extent and quality of the services to be provided by the Advisor; (b) the investment performance of the Fund and the Advisor; (c) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Advisor, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Advisor's fee and other aspects of the Agreement. Among other things, representatives from the Advisor reviewed the Fund's structure, objective, holdings, credit quality and average weighted maturity. Representatives from the Advisor also discussed the challenges posed by the historically low current interest rate environment and its impact on the Fund. The Trustees then discussed the written materials that the Board received before the meeting and the Advisor's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES: In considering the nature, extent and quality of the services provided by the Advisor, the Board of Trustees reviewed the portfolio management services provided by the Advisor to the Fund, including the quality and continuity of the Advisor's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Fund.

FUND PERFORMANCE AND INVESTMENT OBJECTIVES: The Board also compared the Fund's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Fund. In addition, the Board reviewed the Fund's investment objective, structure, holdings, credit quality and average weighted maturity and believed them to be consistent with the Fund's investment mandate.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE: In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Advisor from its relationship with the Fund and concluded that such profit levels were reasonable. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Fund was consistent with industry standards. The Board also considered the Advisor's voluntary agreement to waive a portion of its advisory fee in an effort to control the Fund's expense ratio, and noted that this agreement could be discontinued at any time. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor provides to the Fund; and (c) agreed to renew the Agreement for another year.

The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-845-3885; and (ii) on the Commission's website at http://www.sec.gov.

                                      NOTES

                                      NOTES

================================================================================

    INVESTMENT ADVISOR:
    AIG GLOBAL INVESTMENT CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    DISTRIBUTOR:
    SEI INVESTMENTS DISTRIBUTION CO.
    ONE FREEDOM VALLEY DRIVE
    OAKS, PA 19456

    SUB-DISTRIBUTOR:
    AIG EQUITY SALES CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    ADMINISTRATOR:
    SEI INVESTMENTS GLOBAL FUNDS SERVICES
    ONE FREEDOM VALLEY DRIVE
    OAKS, PA 19456

    LEGAL COUNSEL:
    MORGAN, LEWIS & BOCKIUS LLP
    1111 PENNSYLVANIA AVE., N.W.
    WASHINGTON, D.C. 20004

    INDEPENDENT REGISTERED PUBLIC
    ACCOUNTING FIRM:
    KPMG LLP
    1601 MARKET STREET
    PHILADELPHIA, PA 19103


    For information call: 1-800-845-3885





    This information must be preceded or accompanied by a current prospectus.

    AIG-SA-006-1100

================================================================================

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.